Equity - Share Repurchase Program (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Oct. 31, 2023
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	17,891,131,350				17,891,131,350
Shares repurchased	$ 20,308
Capital Stock
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	17,380,124,735	17,380,124,735	17,650,487,035	17,827,507,880	17,889,224,850	17,891,131,350
Shares repurchased	$ 86
Treasury shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	0	270,362,300	177,020,845	61,716,970	1,906,500